Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

There have been no material changes in the Company's significant accounting policies as of and for the three months ended June 30, 2020, as compared to the significant accounting policies described in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2019.

Accounting Standards Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). This guidance provides optional guidance related to reference rate reform, which provides practical expedients for contract modifications and certain hedging relationships associated with the transition from reference rates that are expected to be discontinued. This guidance is applicable for borrowing instruments that use LIBOR as a reference rate and is effective March 12, 2020 through December 31, 2022. The Company is currently evaluating the potential impact ASU 2020-04 will have on the Company's condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740). This guidance simplifies the accounting for income taxes by removing certain exceptions to the general principles and also simplifies areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws and rate changes. ASU 2019-12 will be effective for the Company in the fiscal years beginning after December 15, 2021 and for interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the potential impact that adopting ASU 2019-12 will have on the Company's condensed consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU 2016-13) and also issued subsequent amendments to the initial guidance: ASU 2018-19, ASU 2019-04, and ASU 2019-05 (collectively, Topic 326). Topic 326 requires measurement and recognition of expected credit losses for financial assets held. This standard will become effective for interim and annual periods beginning after December 15, 2022 and earlier adoption is permitted. The Company is evaluating the impact the adoption of Topic 326 will have on the Company's condensed consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash and cash equivalents are represented by operating accounts or money market accounts maintained with insured financial institutions, including all short-term, highly-liquid investments with maturities of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2019.

Accounts Receivable and Credit Policies

Trade accounts receivable consist of amounts due from the sale of the Company's products and services. Such accounts receivable are uncollateralized customer obligations due under normal trade terms requiring payment within 30 to 45 days of receipt of the invoice. The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts based on historical collection experience and a review of the current status of trade accounts receivable. As of December 31, 2019, the Company characterized $690,830 as uncollectible.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and trade accounts receivables. The Company places its cash with high-credit-quality financial institutions. At times, such cash may be in excess of the Federal Deposit Insurance Corporation ("FDIC") insurance coverage limit of $250,000 per depositor. As a result, there could be a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company has not experienced any losses due to these excess deposits and believes the risk is not significant. With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.

Related Parties

The Company accounts for related party transactions in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 850, Related Party Disclosures. A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Inventory

Inventory is valued at the lower of cost and net realizable value ("NRV"). The cost of inventory is calculated on a standard cost basis, which approximates weighted average actual cost. NRV is determined as the market value for finished goods, replacement cost for raw materials and finished goods market value less cost to complete for work in progress inventory. The Company regularly reviews inventory quantities on hand and records an impairment for excess and obsolete inventory based on factors including its estimated forecast of product demand, the stage of the product life cycle and production requirements for the units in question. Indirect manufacturing costs and direct labor expenses are allocated systematically to the total production inventory.

Investments

An investment is considered impaired if the fair value of the investment is less than its cost. Generally, an impairment is considered other-than-temporary unless (1) the Company has the ability and intent to hold an investment for a reasonable period of time sufficient for an anticipated recovery of the fair value up to (or beyond) the cost of the investment; and (2) evidence indicating that the cost of the investment is recoverable within a reasonable period of time outweighs evidence to the contrary. If impairment is determined to be other that temporary, then an impairment loss is recognized equal to the difference between the investment's cost and fair value.

Property and Equipment, net

Property and equipment are stated at cost when acquired. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3-5 years

Expenditures for maintenance and repairs are charged to expense as incurred, whereas expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized.

Long-Lived Assets and Goodwill

The Company accounts for long-lived assets in accordance with the provisions of ASC 360-10-35, Property, Plant and Equipment, Impairment or Disposal of Long-lived Assets. This accounting standard requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

The Company accounts for goodwill and intangible assets in accordance with ASC 350, Intangibles – Goodwill and Other. ASC 350 requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value. During fiscal 2019, the Company recorded no impairments.

Beneficial Conversion Features and Warrants

The Company evaluates the conversion feature of convertible debt instruments to determine whether the conversion feature was beneficial as described in ASC 470-30, Debt with Conversion and Other Options. The Company records a beneficial conversion feature ("BCF") related to the issuance of convertible debt that has conversion features at fixed or adjustable rates that are in-the-money when issued and records the relative fair value of any warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to the warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to additional paid-in capital. The Company calculates the fair value of warrants with the convertible instruments using the Black-Scholes valuation model.

Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value of the BCF and warrants are recorded as a debt discount and is accreted over the expected term of the convertible debt as interest expense.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities in accordance with the requirements of ASC 820, Fair Value Measurement. As defined in ASC 820, the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilized the market data of similar entities in its industry or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 established a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement) as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally-developed methodologies that result in management's best estimate of fair value.

The Company's financial instruments consist of cash, accounts receivable, accounts payable and notes payable. The Company has determined that the book value of its outstanding financial instruments as of December 31, 2019 approximated their fair value due to their short-term nature.

Debt Discounts

The Company records debt discounts as a deduction from the carrying amount of the related indebtedness on its Consolidated Balance Sheet with the respective debt discount amortized in interest expense on its Consolidated Statement of Operations. In connection with the issuance of certain notes payable and senior convertible debentures, the Company, or its subsidiaries, issued warrants to purchase shares of its common stock and has BCFs. See Note 10 – Debt Agreements and Note 15 – Warrants. The warrants are exercisable at various exercise prices per share. The Company evaluated the terms of these warrants at issuance and concluded that they should be treated as equity. The fair value of the warrants was determined by using the Black-Scholes model and was recorded as a debt discount offsetting the carrying value of the debt obligation in the Consolidated Balance Sheet.

As described above under Beneficial Conversion Features and Warrants, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value of the BCF and warrants are recorded as a debt discount and is accreted over the expected term of the convertible debt as interest expense.

Debt Issuance Costs

The Company presents debt issuance costs as a direct deduction from the carrying amount of the related indebtedness on its Consolidated Balance Sheet and amortizes these costs over the term of the related debt liability using the straight-line method, which approximates the effective interest method. Amortization is recorded in interest expense on the Consolidated Statement of Operations.

Foreign Currency Translation

The Company's operations and balances denominated in foreign currencies, including those of its foreign Canadian subsidiary, DragonWave, that are primarily a direct and integral component or extension of the Company's operations, are translated into U.S. dollars ("USD") using the following: monetary assets and liabilities are translated at the period end exchange rate; non-monetary assets are translated at the historical exchange rate; and revenue and expense items are translated at the average exchange rate and records the translation adjustments in accumulated other comprehensive income (loss) on the Consolidated Balance Sheet. Foreign currency transaction gains and losses are included in foreign currency transaction gain (loss) in the Consolidated Statement of Operations.

Revenue Recognition

In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance sets forth a five-step revenue recognition model which replaced the prior revenue recognition guidance in its entirety and is intended to eliminate numerous industry-specific pieces of revenue recognition guidance and to require more detailed disclosures. The five steps of the revenue recognition model are: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

To further assist with adoption and implementation of ASU 2014-09, the FASB issued the following ASUs:

●	ASU 2016-08 (Issued March 2016) — Principal versus Agent Consideration (Reporting Revenue Gross versus Net)

●	ASU 2016-10 (Issued April 2016) — Identifying Performance Obligations and Licensing

●	ASU 2016-12 (Issued May 2016) — Narrow-Scope Improvements and Practical Expedients

●	ASU 2016-20 (Issued December 2016) — Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers

The Company adopted these standards as of January 10, 2019 (date of incorporation).

At contract inception, the Company assesses the goods and services promised in the contract with customers and identifies a performance obligation for each. To determine the performance obligation, the Company considers all products and services promised in the contract regardless of whether they are explicitly stated or implied by customary business practices. The timing of satisfaction of the performance obligation is not subject to significant judgment. The Company measures revenue as the amount of consideration expected to be received in exchange for transferring goods and services. Revenue is recognized net of any taxes collected from customers that are subsequently remitted to governmental authorities.

The Company has determined that it has the following performance obligations related to its products and services: equipment, software license, extended warranty, training, installation and consulting service. Revenue from equipment, software license, training and installation are all recognized at a point in time when control of the goods is transferred to the customer, generally occurring upon shipment or delivery dependent upon the terms of the underlying contract, or services is completed. Revenue from extended warranties is recognized over time using an input method that results in a straight-line basis recognition over the warranty period, as the contract usually provides the customer equal benefit throughout the warranty period. Revenue from consulting services is recognized over time using an input method of labor hours expensed, as it directly measures the efforts toward satisfying the performance obligation.

For contracts with customers that contain multiple performance obligations, the Company accounts for the promised performance obligations separately as individual performance obligations if they are distinct. In determining whether performance obligations meet the criteria for being distinct, the Company considers a number of factors, including the degree of interrelation and interdependence between obligations and whether or not the good or service significantly modifies or transforms another good or service in the contract. After identifying the separate performance obligations, the transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company generally determines the standalone selling prices based on the prices charged to customers. Judgment may be used to determine the standalone selling prices for items that are not sold separately, including taking into consideration either historical pricing practices or an adjusted market assessment. Unsatisfied and partially unsatisfied performance obligations as of the end of the reporting period primarily consist of products and services for which customer purchase orders have been accepted and that are in the process of being delivered.

Transaction price is calculated as the selling price less any variable consideration, consisting of rebates and discounts. Discounts provided to customers are known at contract inception. Rebates are calculated on the "expected value" method where the Company (1) estimates the probability of each rebate amount which could be earned by the distributor, (2) multiplies each estimated amount by its assigned probability factor, and (3) calculates a final sum of each of the probability-weighted amounts calculated in step (2). The sum calculated in step (3) is the rebate amount, which along with discounts reduces the amount of revenue recognized.

Costs incurred for shipping and handling are included in costs of goods sold on the Consolidated Statement of Operations. Amounts billed to a customer for shipping and handling are reported as revenue on the Consolidated Statement of Operations.

The Company provides limited warranties for products sold to customers, typically for 13 months, covering product defects. Such limited warranties are not sold separately and do not provide customers with a service in addition to assurance of compliance with agreed-upon specifications. Accordingly, these types of limited warranties are not considered to be separate performance obligations. In accordance with applicable guidance, the expected cost of the limited warranties is recorded as accrued warranty liability on the Consolidated Balance Sheet. Optional extended warranties are sold to customers and include additional support services.

The Company records contract assets when it has a right to consideration and records accounts receivable when it has an unconditional right to consideration. The Company records contract liabilities when cash payments are received (or unconditional rights to receive cash) in advance of fulfilling its performance obligations. When the services have been performed or the goods delivered, revenue will be recognized, and contract liabilities will be reduced.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The majority of the Company's performance obligations in its contracts with customers relate to contracts with durations of less than one year. The transaction price allocated to unsatisfied performance obligations included in contracts with durations of more than 12 months is reflected in contract liabilities on the Consolidated Balance Sheet.

Applying a practical expedient, the Company recognizes the incremental costs of obtaining contracts, which primarily consist of sales commissions, as expense when incurred if the amortization period of the assets that otherwise would have been recognized is one year or less. If the service period, inclusive of any anticipated renewal, is longer than a year, the incremental direct costs are capitalized and amortized over the period of benefit. As of December 31, 2019, there were no such capitalized costs.

The Company also applies the practical expedient not to adjust the promised amount of consideration for the effects of a financing component if the Company expects, at contract inception, that the period between when the Company transfers a good or service to the customer and when the customer pays for the good or service will be one year or less. During fiscal 2019, there were no such financing components.

Research and Development

Research costs are expensed as incurred. Development costs are expensed as incurred unless they meet generally accepted accounting criteria for deferral and amortization. Development costs incurred prior to establishment of technological feasibility do not meet these criteria and are expensed as incurred.

Share-Based Compensation

Employees

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation. ASC 718 requires companies to measure the cost of employee services received in exchange for an award of equity instruments, including stock options, based on the grant-date fair value of the award and to recognize it as compensation expense over the period the employee is required to provide service in exchange for the award, usually the vesting period. The Company has elected to adopt ASU 2016-09, Compensation – Stock Compensation (Topic 718) – Improvements to Employee Share-Based Payment Accounting ("Topic 718") and has a policy to account for forfeitures as they occur.

Non-Employees

Effective January 10, 2019, the Company adopted ASU No. 2018-07, Compensation – Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting ("ASU 2018-07"), which aligns accounting for share-based payments issued to non-employees to that of employees under the existing guidance of Topic 718, with certain exceptions. This update supersedes previous guidance for equity-based payments to non-employees under Subtopic 505-50, Equity, Equity – Equity-Based Payments to Non-Employees. The adoption of ASU 2018-07 did not have a material impact on the Company's consolidated financial statements.

Share-based compensation for employees and non-employees is recorded in the Consolidated Statement of Operations as a component of general and administrative expense with a corresponding increase to additional paid-in capital in shareholders' equity.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"). ASU 2016-02 requires organizations to recognize right-of-use ("ROU") lease assets and lease liabilities on the balance sheet and to disclose key information about leasing arrangements. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous lease guidance. The FASB retained the distinction between finance leases and operating leases, leaving the effect of leases in the statement of comprehensive income and the statement of cash flows largely unchanged from previous U.S. GAAP. To further assist with adoption and implementation of ASU 2016-02, the FASB issued the following ASUs:

●	ASU 2018-10 (Issued July 2018) — Codification Improvements to Topic 842, Leases

●	ASU 2018-11 (Issued July 2018) — Leases (Topic 842): Targeted Improvements ("ASU 2018-11")

●	ASU 2018-20 (Issued December 2018) — Leases (Topic 842): Narrow-Scope Improvements for Lessors

●	ASU 2019-01 (Issued March 2019) — Leases (Topic 842): Codification Improvements

ASU 2018-11 provided entities with an additional transition method to adopt the new lease standard. Under this new transition method, an entity initially applies the new lease standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, if any. The new lease standard was effective for fiscal years beginning after December 15, 2018. The Company adopted these standards in the first quarter of 2019 utilizing the transition method allowed under ASU 2018-11. See Note 17 — Leases for more information related to the Company's leases.

Income Taxes

The Company accounts for income taxes utilizing ASC 740, Income Taxes. ASC 740 requires the measurement of deferred tax assets for deductible temporary differences and operating loss carry forwards and of deferred tax liabilities for taxable temporary differences. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. The effects of future changes in tax laws or rates are not included in the measurement. The Company recognizes the amount of taxes payable or refundable for the current year and recognizes deferred tax liabilities and assets for the expected future tax consequences of events and transactions that have been recognized in the Company's financial statements or tax returns. The Company has recorded a 100% valuation allowance against net deferred tax assets due to the uncertainty of their ultimate realization. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company also follows the guidance for accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of December 31, 2019. If the Company has to recognize any interest or penalties associated with its tax positions or returns, any interest or penalties will be recorded as income tax expense in the Consolidated Statement of Operations.

Earnings or Loss per Share

The Company accounts for earnings or loss per share pursuant to ASC 260, Earnings Per Share, which requires disclosure on the financial statements of "basic" and "diluted" earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, restricted stock awards and warrants for each period.

There were no adjustments to net loss, the numerator, for purposes of computing basic earnings per share. The following table sets out the computation of basic and diluted income (loss) per share:

(Amounts in US$'s, except share data)	January 10, 2019 (Inception) to December 31, 2019
Numerator:
Net loss	$(27,545,255)

Numerator for basic earnings per share - loss available to common shareholders	$(27,545,255)

Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	48,714,099
Dilutive effect of warrants and options	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	48,714,099
Basic loss per common share	$(0.57)
Diluted loss per common share	$(0.57)

Potential common shares issuable to employees, non-employees and directors upon exercise or conversion of shares are excluded from the computation of diluted earnings per common share when the effect would be anti-dilutive. All potential common shares are dilutive in periods of net loss available to common shareholders. Stock options are anti-dilutive when the exercise price of these instruments is greater than the average market price of the Company's common stock for the period, regardless of whether the Company is in a period of net loss available to common shareholders. The following weighted-average potential common shares were excluded from the diluted loss per common share as their effect was anti-dilutive: stock options of 837,479, restricted stock units of 156,091 and warrants of 48,498.

Reportable Segments

U.S. GAAP establishes standards for reporting financial and descriptive information about a company's reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is our Chief Executive Officer, who currently reviews the financial performance and the results of operations of our operating subsidiaries on a consolidated basis when making decisions about allocating resources and assessing performance of our company. Accordingly, we currently consider ourselves to be in a single reporting segment for reporting purposes focused on the North American development, manufacturing and production of products and services for the telecom infrastructure market.

As we are still in the early stages of developing our company, we have historically managed our subsidiaries within this single operating segment and do not assess the performance of our product lines or geographic regions or other measures of income or expense, such as product expense, operating income or net income. Each of our subsidiaries is operated under the same senior management of our company, and we view the operations of our subsidiaries as a whole for making business decisions. Employees of one subsidiary, particularly mechanical engineers, are often called upon to assist in the operations of another subsidiary. As the development of our company matures and we move toward full scale production with increased marketing efforts, we will continue to evaluate additional segment disclosure requirements.

Recent Accounting Pronouncements

Management believes there have not been any recently issued, but not effective, accounting standards which, if currently adopted, would have a material effect on the Company's financial statements.